Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Accruals	$ 2,722	$ 912
Trade	2,554	608
Interest	128	77
Partner Advances	371	175
Employee Long-Term Incentives	317	130
Joint Operations Payable	28	6
Risk Management	116	58
Onerous Contract Provisions	31	26
Other	86	26
Accounts payable and accrued liabilities	$ 6,353	$ 2,018